Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of financial expenses (income), net
	Year ended December 31,
	2019	2018	2017

Financial (income):
Change in fair value of warrants and capital note presented at fair value	$(33,382)	$(2,280,318)	$(491,884)
Foreign exchange income, net	-	(95,659)	-

Financial expenses:
Interest and accretion back in connection with convertible loans	950,292	1,019,402	282,015
Foreign exchange loss, net	107,902	-	127,328
Other	17,546	146,091	18,763

	$1,042,358	$(1,210,484)	$(63,778)